INTANGIBLE ASSETS, NET (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OTHER ASSETS
Total of gross carrying amount	$ 66,847	$ 23,495
Total of accumulated amortization	(12,399)	(6,277)
Intangible assets, net	54,448	17,218
Amortization expense on intangible assets	6,700	2,317	$ 1,439
Computer software
OTHER ASSETS
Total of gross carrying amount	27,196	15,596
Total of accumulated amortization	(9,017)	(5,172)
License
OTHER ASSETS
Total of gross carrying amount	29,564	4,261
Total of accumulated amortization	(1,493)
Other Intangible Assets [Member]
OTHER ASSETS
Total of gross carrying amount	10,087	3,638
Total of accumulated amortization	$ (1,889)	$ (1,105)